Stockholders' Equity - Schedule of After-Tax Changes in Accumulated Other Comprehensive Loss by Component (Details) - Accumulated Other Comprehensive Income - NV5 Global, Inc. [Member] - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 31, 2024
Schedule of After-Tax Changes in Accumulated Other Comprehensive Loss by Component [Line Items]
Balance	$ (693)	$ (18)
Other comprehensive income	1,191
Balance	$ 498	$ (693)